Loans and Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loans and Leases [Abstract]
LOANS AND LEASES

NOTE 5 – LOANS AND LEASES

Loans and leases consist of the following as of March 31, 2018:

Notes Payable

12.00% Senior Secured Convertible Promissory Note:

On August 21, 2017, the Company entered into a securities purchase agreement with Leonite Capital, LLC (“LC”), a Delaware limited liability company, to provide the Company with additional resources to conduct its business. Pursuant to the securities purchase agreement, LC purchased a unit consisting of (i) a note in the principal amount of $1,120,000 at an original issue discount of $120,000, (ii) warrants to purchase 500,000 shares of the Company’s Common Stock, and (iii) commitment shares equaling 100,000 shares of the Company’s restricted Common Stock, valued at $100,000. Interest is at the rate of 12.00% per annum, and the maturity date is 24 months from the date of issue. The note is a senior secured obligation of the Company, with priority over all future indebtedness of the Company. LC shall have the right at any time, at LC’s option, to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable shares of Common Stock, or any shares of capital stock or other securities of the Company into which such Common Stock shall hereafter be changed or reclassified, with a limitation of owning a maximum of 4.99% of outstanding Common Stock of the Company at time of conversion. The conversion price shall be, at the option of LC, $1.75, subject to a one-time re-pricing 275 days after the closing, or (ii) 80% multiplied by the price per share paid by the investors in a subsequent equity financing. An amount of $274,266 was recorded on the balance sheet as an original discount including a $120,000 original discount, $100,000 in restricted Common Stock and $54,266 as the fair value of the warrants issued in the transaction. The $274,266 will be expensed as interest expense over the 24-month term of the loan. For the LC loan, $653,333 is recorded as Current portion of long-term debt, net of original discount, and $466,667 is recorded as Long-term debt, net of original discount on the balance sheet. ($137,136) of the original discount is recorded as Current portion of long-term debt, net of original discount, and ($57,136) is recorded as Long-term debt, net of original discount on the balance sheet.

1.27% Secured bank Loan:

On August 29, 2017, Medi-Line entered into a credit contract with CBC Banque SA (“CBC Banque”) in the original amount of approximately $2,036,362 (€1,700,000 EUR). The loan is secured by a mortgage on the Medi-Line manufacturing facility, and carries an interest rate of 1.27% per annum, with a seven-year term having monthly payments of interest and principal of approximately $23,365 (€21,175 EUR). $281,931 of the outstanding balance is recorded as Current portion of long-term debt, net of original discount on the balance sheet, and $1,589,602 is recorded as Long-term debt, net of original discount on the balance sheet.

1.27% Secured Bank Loan:

On August 29, 2017, NMB entered into a credit contract with CBC Banque in the original amount of approximately $329,412 (€275,000 EUR). The loan carries an interest rate of 1.27% per annum, with a seven-year term having monthly payments of interest and principal of approximately $4,103 (€ 3,425 EUR). The loan is secured by the shares of NMB. $34,281 of the outstanding balance is recorded as Current portion of long-term debt, net of original discount portion on the balance sheet, and $257,389 is recorded as Long-term debt, net of original discount on the balance sheet.

0.72% Secured Bank Loan:

On May 7, 2016, Medi-Line entered into a credit contract with CBC Banque in the original amount of approximately $68,781 (€57,420 EUR). The loan carries an interest rate of 0.72% per annum, with a 48-month term having monthly payments of interest and principal of approximately $1,454 (€ 1,214 EUR). The loan is secured by the assets of Medi-Line. Proceeds of the loan were used to acquire manufacturing equipment. The loan is secured by the shares of NMB. $17,227 of the outstanding balance is recorded as Current portion of long-term debt, net of original discount on the balance sheet, and $21,587 is recorded as Long-term debt, net of original discount on the balance sheet.

Loan Subsidy:

NMB was awarded a loan subsidy through the Public Service of Wallonia in the amount of $598,665 (€499,779 EUR). Of the total amount awarded, $179,600 (€149,934 EUR) is categorized as loan, with repayment amounts ranging from $5,986 to $23,947 annually from 2018 through 2032. The current portion of the liability is recorded as Current portion of long-term debt, net of original discount on the balance sheet in the amount of $5,987, and $173,613 is included as Long-term debt, net of original discount on the balance sheet. The award amounts in excess of the loan amount are invoiced for reimbursement and recorded as a credit to applicable research and development expenses.

Revolving Credit:

The Company has a revolving credit card with BB&T Financial with an outstanding balance of $13,653 as of March 31, 2018, a credit limit of $60,000, and a current APR of 25.4%; and a revolving credit card with Comerica Bank with an outstanding balance of $10,882 as of March 31, 2018, a credit limit of $11,000, and a current APR of 0%.

Floating Rate Secured Line of Credit:

On February 23, 2018, Medi-Line’s line of credit with CBC Banque was amended to increase the advance amount to €300,000 ($369,561) and to structure the financing as a straight loan with an interest rate of 1.25% above the EURIBOR rate for the period the funds are drawn down. The €300,000 will be available for drawdown through April 30, 2018, at which point the facility will be reduced to €200,000, and further reduced €100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of €300,000. The outstanding balance as of March 31, 2018 in the amount of $369,561 is recorded as Current portion of long-term debt, net of original discount on the balance sheet.

Capital Leases

Building Lease:

On December 13, 2005, Medi-Line entered into a capital lease facility for the financing of the manufacturing facility construction in the amount of $3,425,880 (€2,860,000 EUR), with a 15-year term. Quarterly lease payments excluding VAT are $46,730 (€39,011 EUR). The Company has the right to purchase the building at the end of the lease term for three percent (3%) of the original lease amount. $187,005 of the outstanding balance is recorded as Current portion of long-term debt, net of original discount, and $514,298 is recorded as Long-term debt, net of original discount on the balance sheet.

Equipment Lease:

On February 4, 2015, the Company entered into a sale-leaseback transaction with Biotech Coaching S.A. for the sale and lease in the original amount of $131,765 (€110,000 EUR) for medical and clean-room equipment. In March 2015, the Company commenced leasing the equipment, with a 36-month term. Monthly lease payments excluding VAT are $3,824 (€3,192 EUR). The Company has the right to purchase the equipment at the end of the lease term for a residual value of $1,298 (€1,318 EUR). The remaining balance of the lease in the amount of $23,181 is recorded as Current portion of long-term debt, net of original discount on the balance sheet.

Carrying Amount
Long-Term Debt

12.00% Senior Convertible Secured Note, amortization begins 2018, 2019 maturity	$1,120,000
1.27% Secured Bank Loan, monthly amortization, 2024 maturity	1,871,533
1.27% Secured Bank Loan, monthly amortization, 2024 maturity	291,670
0.72% Secured Bank Loan, monthly amortization, 2020 maturity	38,814
Floating Rate Secured Line of Credit	369,561
Loan Subsidy, amortization begins 2018, 2032 maturity	179,600
Revolving Credit	24,535
Capitalized Building Lease	701,303
Capitalized Equipment Lease	23,181
Less: Original purchase discount, net of amortization	(194,272)
Total Debt	4,425,925
Less: Current portion of debt, net of original discount current portion	(1,459,905)
Total Long-Term Debt	$2,966,020

KBC Accounts Receivable Discounting Agreement:

Medi-Line has an accounts receivable discounting agreement with KBC Commercial Finance, NV (“KBC ComFin”) for up to 85% of Medi-Line’s customer accounts receivables. Pursuant to the discounting agreement, Medi-Line will transfer title to KBC ComFin for all receivables that fall under the scope of agreement. The fee for the advance portion of the receivables transferred to KBC ComFin is the two-month LIBOR plus 1.5% on annual basis. As KBC ComFin holds the title to the receivables and assumes the insolvency risk for receivables that are transferred and fall under the scope of the agreement, invoices transferred per the agreement are reduced from Medi-line’s customer accounts receivable upon transfer and recorded to a KBC ComFin accounts receivable sub-account and netted against advances and final payments received per the agreement.

NOTE 5 – LOANS AND LEASES

Loans and leases consist of the following as of December 31, 2017:

Notes Payable

12.00% Senior Secured Convertible Promissory Note:

On August 21, 2017, Company entered into a securities purchase agreement with Leonite Capital, LLC (“LC”), a Delaware limited liability company to provide the Company with additional resources to conduct its business. Pursuant to the securities purchase agreement, LC purchased a unit consisting of (i) a note in the principal amount of $1,120,000 at an original issue discount of $120,000, (ii) warrants to purchase 500,000 shares of the Company’s common stock, and (iii) the commitment shares equaling 100,000 shares of the Company’s restricted common stock valued at $100,000 (the “Commitment Shares”). Interest is at the rate of 12.00% per annum and the maturity date is 24 months from the date of issue. The note is a senior secured obligation of the Company, with priority over all future indebtedness of the Company. LC shall have the right at any time at LC’s option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable shares of common stock or any shares of capital stock or other securities of the Company into which such common stock shall hereafter be changed or reclassified with a limitation of owning a maximum of 4.99% of outstanding common stock of the Company at time of conversion. The conversion price shall be, at the option of LC, $1.75, subject to a one-time re-pricing 275 days after the closing, or (ii) 80% multiplied by the price per share paid by the investors in a subsequent Equity Financing. An amount of $274,266 was recorded on the balance sheet as an original discount to the consist of $120,000 original discount, $100,000 in restricted common stock and $54,266 as the fair value of the warrants issued in the transaction. The $274,266 will be expensed as interest expense over the 24-month term of the loan. For the LC loan, $373,333 is recorded as Loans and lease payable- current portion and $746,667 is recorded as Loan and lease payable – long-term on the balance sheet. $137,136 of the original discount is recorded as Loans and lease payable- current portion and $91,419 is recorded as Loan and lease payable – long-term on the balance sheet.

1.27% Secured bank Loan:

On August 29, 2017, Medi-Line entered into a credit contract with CBC Banque in the original amount of approximately $2,036,362 (€1,700,000 EUR). The loan is secured by a mortgage on the Medi-Line manufacturing facility and carries an interest rate of 1.27% per annum with a seven-year term having monthly payments of interest and principal of approximately $23,365 (€21,175 EUR). $281,013 of the outstanding balance is recorded as Loans and lease payable – current portion and $1,662,505 is recorded as Loan and lease payable – long-term on the balance sheet.

1.27% Secured Bank Loan:

On August 29, 2017, NMB entered into a credit contract with CBC Banque in the original amount of approximately $329,412 (€275,000 EUR). The loan carries an interest rate of 1.27% per annum with a seven-year term having monthly payments of interest and principal of approximately $4,103 (€ 3,425 EUR). The loan is secured by the shares of NMB. $45,458 of the outstanding balance is recorded as Loans and lease payable – current portion and $268,935 is recorded as Loan and lease payable – long-term on the balance sheet.

0.72% Secured Bank Loan:

On May 7, 2016, Medi-Line entered into a credit contract with CBC Banque in the original amount of approximately $68,781 (€57,420 EUR). The loan carries an interest rate of 0.72% per annum with a 48-month term having monthly payments of interest and principal of approximately $1,454 (€ 1,214 EUR). The loan is secured by the assets of Medi-Line. Proceeds of the loan were used to acquire manufacturing equipment. The loan is secured by the shares of NMB. $17,195 of the outstanding balance is recorded as Loans and lease payable- current portion and $26,028 is recorded as Loan and lease payable – long-term on the balance sheet.

Loan Subsidy:

NMB was awarded a loan subsidy through the Public Service of Wallonia in the amount of $598,665 (€499,779 EUR). Of the total amount awarded, $179,600 (€149,934 EUR) is categorized as loan with repayment amounts ranging from $5,986 and $23,947 annually from 2018 through 2032. The current portion of the liability is recorded as Loans and leases payable in the amount of $5,987 and $173,613 is included in long-term debt on the balance sheet. The award amounts in excess of the loan amount are invoiced for reimbursement and recorded as a credit to applicable research and development expenses.

Revolving Credit:

The Company has a revolving credit card with BB&T Financial with an outstanding balance of $13,313 as of December 31, 2017, a credit limit of $60,000 and a current APR of 25.4%, and a revolving credit card with Comerica Bank with an outstanding balance of $9,860 as of December 31, 2017, a credit limit of $11,000 and a current APR of 0%.

KBC Accounts Receivable Factoring Facility:

Medi-Line has an accounts receivable discounting agreement with KBC Commercial Finance for up to 85% of Medi-Line’s customer accounts receivables. The fee for the advances on receivables is the 2-month LIBOR plus 1.5% on annual basis. As of December 31, 2017, the outstanding balance on the credit facility was $49,018 and is recorded as Loans and lease payable- current portion on the balance sheet.

0.72% Secured Line of Credit:

Medi-line also has an unsecured line of credit with CBC Banque in the amount of approximately $89,840 (€75,000 EUR). The outstanding balance of this credit line as of December 31, 2017 is $0. The line of credit is secured by the assets of Medi-Line.

Capital Leases

Building Lease:

Medi-Line has a capital lease payable in the amount of $749,337 to KBC Vendor Lease. On December 13, 2005, Medi-Line entered into a capital lease facility for the financing of the manufacturing facility construction in the amount of $3,425,880 (€2,860,000 EUR) with a 15- year term. Quarterly lease payments excluding VAT are $46,730 (€39,011 EUR). The Company has the right to purchase the building at the end of the lease term for three percent (3%) of the original lease amount. $186,936 of the outstanding balance is recorded as Loans and lease payable- current portion and $562,401 is recorded as Loan and lease payable – long-term on the balance sheet.

Equipment Lease:

NMB has a capital lease payable in the amount of $21,502, which is record as Loans and lease payable- current portion, to Biotech Coaching S.A. On February 4, 2015, the Company entered into a sale-leaseback transaction with Biotech Coaching S.A. for the sale and lease in the original amount of $131,765 (€110,000 EUR) for medical and clean-room equipment. In March 2015, the Company commenced leasing the equipment with a 36-month term. Monthly lease payments excluding VAT are $3,824 (€3,192 EUR). The Company has the right to purchase the equipment at the end of the lease term for a residual value of $1,298 (€1,318 EUR).

Carrying Amount
Long-Term Debt
12.00% Senior Convertible Secured Note, amortization begins 2018, 2019 maturity	$1,120,000
1.27% Secured Bank Loan, monthly amortization, 2024 maturity	1,943,518
1.27% Secured Bank Loan, monthly amortization, 2024 maturity	314,393
0.72% Secured Bank Loan, monthly amortization, 2020 maturity	43,223
Loan Subsidy, amortization begins 2018, 2032 maturity	179,600
Revolving Credit	23,173
KBC Accounts Receivable Factoring	49,018
Capitalized Building lease	749,337
Capitalized Equipment lease	21,502
Less: original purchase discount, net of amortization	(228,555)
Total debt	4,215,209
Less: current portion of debt, net of original discount current portion	(866,479)
Total long-term debt	$3,348,730

Aggregate maturities of long-term obligations commencing in 2018 are:

	2018	2019	2020	2021	2022	After 2022
Loans and notes	$658,041	1,009,136	349,620	351,253	355,518	720,802
Capital leases	208,438	187,201	187,467	187,733	—	—
Total	$866,479	1,196,337	537,087	538,986	355,518	720,802